Commitments Contingencies	9 Months Ended	12 Months Ended
	Apr. 30, 2020	Jul. 31, 2019
Commitments Contingencies
Note - 12 Commitments/Contingencies

(a) On September 1, 2018, the Company entered into a consulting agreement with the CTO, Jeff Palumbo, whereby the Company agreed to pay a consulting fee of $2,500 per month for a period of two years commencing August 1, 2018. The agreement can be extended to four years upon mutual agreement. Upon completion of a minimum $1,000,000 financing, the Company will increase this payment to $5,000 per month. Upon completion of a minimum $5,000,000 financing or profitable operations, the Company will increase this payment to an amount mutually agreed upon that reflects the market rate for services provided by the CTO.

(b) On April 1, 2019, the Company entered into a consulting agreement with the Chief Development Officer of the Company, Hamid Rowshan, whereby the Company agreed to pay a to be negotiated consulting fee for an initial period of three months, which can be extended to five years upon mutual agreement.  As of April 30, 2020, the Company has not issued any common shares nor expects to issue any common shares in the future due to failure to meet conditions of the consulting agreement.

(c) On April 1, 2019, the Company entered into a consulting agreement with the Business Development Officer of the Company, Paymon Omidi, whereby the Company agreed to pay a to be negotiated consulting fee for an initial period of three months, which can be extended to five years upon mutual agreement.  As of April 30, 2020, the Company has not issued any common shares nor expects to issue any common shares in the future due to failure to meet conditions of the consulting agreement.

(d) On April 1, 2019, the Company entered into a consulting agreement with the Head of Research and Development of a subsidiary of the Company, Kiarash Mirkia. Pursuant to the terms of the agreement, the Company issued the consultant 50,000 common shares upon execution of the agreement.  As of April 30, 2020, the Company has not issued any common shares nor expects to issue any common shares in the future due to failure to meet conditions of the consulting agreement.  As of April 30, 2020, the Company has not issued any additional common shares nor expects to issue any additional common shares in the future due to failure to meet conditions of the consulting agreement.

(e) On June 1, 2019, the Company entered into a consulting agreement with the CEO of a subsidiary of the Company, Kavan Thanasith, whereby the Company agreed to pay a consulting fee of $7,500 per month for a period of five years. The monthly fee will increase to: $10,000 per month if the Company generates gross revenue of $1,000,000 per month; $12,500 per month if the Company generates gross revenue of $1,500,000 per month; $15,000 per month if the Company generates gross revenue of $2,000,000 per month and $20,000 per month if the Company generates gross revenue of $2,500,000 per month. The consultant shall also be granted 200,000 common shares per year for a period of five years.  As of April 30, 2020, the Company has not issued any common shares nor expects to issue any common shares in the future due to failure to meet conditions of the consulting agreement.

(f) On June 1, 2019, the Company entered into a consulting agreement with the President of a subsidiary of the Company, Travis Chrisman, whereby the Company agreed to pay a consulting fee of $7,500 per month for a period of five years. The monthly fee will increase to: $10,000 per month if the Company generates gross revenue of $1,000,000 per month; $12,500 per month if the Company generates gross revenue of $1,500,000 per month; $15,000 per month if the Company generates gross revenue of $2,000,000 per month and $20,000 per month if the Company generates gross revenue of $2,500,000 per month. The consultant shall also be granted 200,000 common shares per year for a period of five years.  As of April 30, 2020, the Company has not issued any common shares nor expects to issue any common shares in the future due to failure to meet conditions of the consulting agreement.

(g) On August 1, 2019, the Company entered into a consulting agreement with the CEO of the Company, Ron Loudoun, whereby the Company agreed to pay a consulting fee of $7,500 per month for a period of three years and whereby the Company granted the Consultant an option to acquire 250,000 common shares of the Company or 250,000 Options at 10% below market value at the date of grant upon execution of the consulting agreement for an additional 2 years.

(h) On August 1, 2019, the Company entered into a consulting agreement with the Chief Agricultural Operations Manager, Anthony Curci, whereby the Company agreed to pay a signing bonus of $6,000 and a consulting fee of $6,000 per month for a period of nine months. At the end of the six-month period, the Company may evaluate the performance with regards to an extension of the agreement. The Company also granted the Consultant an option to acquire 25,000 common shares of the Company or 25,000 Options at 10% below market value at the date of grant upon execution of the consulting agreement.  As of April 30, 2020, the Company has not issued any additional common shares nor expects to issue any additional common shares in the future due to failure to meet conditions of the consulting agreement.

(i) On August 1, 2019, the Company entered into a consulting agreement with the Chief Project Manager, Greg Stinson, whereby the Company agreed to pay a signing bonus of $15,000 and a consulting fee of $7,500 per month for a period of five years. The Company also granted the Consultant an option to acquire 100,000 common shares of the Company or 100,000 Options priced at $0.50 per share upon execution of the consulting agreement and an additional 100,000 common shares or Options priced at 10% below market value at the date of grant nine months after the execution of the agreement. As of April 30, 2020, the Company has fulfilled all current obligations under the consulting contract and have been reflected in the Condensed Consolidated Financial Statements.

(j) On August 1, 2019, the Company entered into a consulting agreement with the Assistant Agricultural Operations Manager, Carol Snyder, whereby the Company agreed to pay a signing bonus of $4,000 and a consulting fee of $2,000 per month for a period of nine months. At the end of the six-month period, the Company may evaluate the performance with regards to an extension of the agreement. The Company also granted the Consultant an option to acquire 25,000 common shares of the Company or Options at $0.50 per share upon execution of the consulting agreement and an additional 25,000 common shares or Options at 10% below market value at the date of grant nine months after the execution of the agreement.  As of April 30, 2020, the Company has fulfilled all current obligations under the consulting contract and have been reflected in the Condensed Consolidated Financial Statements.

(k) On February 15, 2020, the Company entered into a consulting agreement with the Chief Financial Officer of the Company, whereby the Company agreed to pay a consulting fee whereby the Company granted the consultant to receive 100,000 common shares for services rendered broken down into two allotment of 50,000 shares, the first at the execution of the agreement and the second six months after the execution of the agreement.  These initial shares will be issued in June 2020 at market value of $.50 per share.  The Company has the option to extend the consulting agreement for an additional 2 years.  As of April 30, 2020, no compensation for the common shares has been recognized under this consulting agreement.

(l) On November 15, 2019, the Company entered into a consulting agreement with the Chief Operations Officer, whereby the Company agreed to pay a consulting fee of $7,500 per month for a period of three years and, in addition whereby the Company agreed to pay a consulting fee whereby the Company granted the consultant to receive 200,000 common shares for services rendered broken down into two allotment of 100,000 shares, the first at the execution of the agreement and the second six months after the execution of the agreement.  These initial shares will be issued in June 2020 at market value of $.50 per share.  The Company has the option to extend the consulting agreement for an additional 2 years.  As of April 30, 2020, no compensation for the common shares has been recognized under this consulting agreement.

(m) On April 1, 2020, the Company entered into a consulting agreement with the Compliance Officer, whereby the Company agreed to pay a consulting fee of $6,000 per month for a period of three years and, in addition whereby the Company agreed to pay a consulting fee whereby the Company granted the consultant to receive 35,000 common shares for services rendered after the execution of the agreement.  These common shares will be issued in June 2020 at market value of $.50 per share.  The Company has the option to extend the consulting agreement for an additional 2 years.  As of April 30, 2020, no compensation for the common shares has been recognized under this consulting agreement.

(n) On March 15, 2020, the Company entered into a consulting agreement with the Director of Grow Operations, whereby the Company agreed to pay a consulting fee of $6,000 per month for a period of three years and, in addition whereby the Company agreed to pay a consulting fee whereby the Company granted the consultant to receive 25,000 common shares for services rendered broken down into two allotment of 12,500 shares, the first at the execution of the agreement and the second six months after the execution of the agreement.  These initial shares will be issued in June 2020 at market value of $.50 per share.  The Company has the option to extend the consulting agreement for an additional 2 years.  As of April 30, 2020, no compensation for the common shares has been recognized under this consulting agreement.

(o) During the nine months ended April 30, 2020, the Company agreed to issue 50,000 common shares to an Independent Director of the Company in exchange for consulting services. The shares were valued based on OTC’s closing trade price on the date of the agreement.

(p) During the nine months ended April 30, 2020, the Company agreed to issue 125,000 common shares to the Senior Vice President of Corporate Development of the Company in exchange for consulting services. The shares were valued based on OTC’s closing trade price on the date of the agreement.

(q) During the nine months ended April 30, 2020, the Company agreed to issue 125,000 common shares to a Senior Vice President of Business Development – Agriculture Division of the Company in exchange for consulting services. The shares were valued based on OTC’s closing trade price on the date of the agreement.

(a)On April 1, 2019, the Company entered into a consulting agreement with the Chief Development Officer of the Company, Hamid Rowshan, whereby the Company agreed to pay a to be negotiated consulting fee for an initial period of three months, which can be extended to five years upon mutual agreement.

On April 1, 2019, the Company entered into a consulting agreement with the Business Development Officer of the Company, Paymon Omidi, whereby the Company agreed to pay a to be negotiated consulting fee for an initial period of three months, which can be extended to five years upon mutual agreement.

(b) On April 1, 2019, the Company entered into a consulting agreement with the Head of Research and Development of a subsidiary of the Company, Kiarash Mirkia. Pursuant to the terms of the agreement, the Company issued the consultant 50,000 common shares upon execution of the agreement.

(c) On June 1, 2019, the Company entered into a consulting agreement with the CEO of a subsidiary of the Company, Kavan Thanasith, whereby the Company agreed to pay a consulting fee of $7,500 per month for a period of five years. The monthly fee will increase to: $10,000 per month if the Company generates gross revenue of $1,000,000 per month; $12,500 per month if the Company generates gross revenue of $1,500,000 per month; $15,000 per month if the Company generates gross revenue of $2,000,000 per month and $20,000 per month if the Company generates gross revenue of $2,500,000 per month. The consultant shall also be granted 200,000 common shares per year for a period of five years.

(d) On June 1, 2019, the Company entered into a consulting agreement with the President of a subsidiary of the Company, whereby the Company agreed to pay a consulting fee of $7,500 per month for a period of five years. The monthly fee will increase to: $10,000 per month if the Company generates gross revenue of $1,000,000 per month; $12,500 per month if the Company generates gross revenue of $1,500,000 per month; $15,000 per month if the Company generates gross revenue of $2,000,000 per month and $20,000 per month if the Company generates gross revenue of $2,500,000 per month. The consultant shall also be granted 200,000 common shares per year for a period of five years.